Schedule of short-term loans (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Private Lenders [Member]
Line of Credit Facility [Line Items]
Short term loans		$ 528,074
Related Party [Member]
Line of Credit Facility [Line Items]
Short term loans		$ 438,097	759,442
Kong Wei Peng [Member] | Private Lenders [Member]
Line of Credit Facility [Line Items]
Lender name		Kong Wei Peng
Maturities		Due on demand
Interest Rate		0.00%
Collateral/Guarantee		None
Short term loans		$ 2,236
Raleigh Investment [Member] | Private Lenders [Member]
Line of Credit Facility [Line Items]
Lender name		Raleigh Investment
Maturities		January 31, 2025
Interest Rate		3.00%
Collateral/Guarantee		None
Short term loans		$ 12,198
8i Asia Limited [Member] | Private Lenders [Member]
Line of Credit Facility [Line Items]
Lender name		8i Asia Limited
Maturities		June 30, 2025 to December 31, 2025
Collateral/Guarantee		None
Short term loans		$ 513,640
8i Asia Limited [Member] | Private Lenders [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Interest Rate		0.00%
8i Asia Limited [Member] | Private Lenders [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Interest Rate		8.00%
Meng Dong (James) Tan [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Lender name	[1]	Meng Dong (James) Tan
Maturities	[2]	December 31, 2023
Interest Rate		8.00%
Collateral/Guarantee		None
Short term loans			23,634
Alfred Lim [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Lender name	[3]	Alfred Lim
Maturities		December 31, 2023, extended to December 31, 2025
Interest Rate		8.00%
Collateral/Guarantee		None
Short term loans		$ 183,205	138,119
8i Enterprises Pte Ltd [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Lender name	[4]	8i Enterprises Pte. Ltd
Maturities	[2]	December 31, 2025
Interest Rate		8.00%
Collateral/Guarantee		None
Short term loans		$ 254,892	$ 597,689

[1]	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.
[2]	On March 15, 2024, loan from 8i Enterprises Pte. Ltd and Meng Dong (James) Tan were converted into the Company’s ordinary shares (refer to Note 16). During the year ended December 31, 2024, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $254,892. The loans bear interest at a rate of 8% and are scheduled to mature on December 31, 2025.
[3]	Mr. Alfred Lim is a CEO, an executive director and shareholder of the Company.
[4]	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.